Document and Entity Information	Mar. 25, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 25, 2022
Entity Registrant Name	TERRAN ORBITAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40170
Entity Tax Identification Number	98-1572314
Entity Address, Address Line One	6800 Broken Sound Parkway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	561
Local Phone Number	988-1704
Entity Information, Former Legal or Registered Name	Tailwind Two Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Terran Orbital Corporation (f/k/a Tailwind Two Acquisition Corp. and referred to herein as the “Company”) with the Securities and Exchange Commission (the “SEC”) on March 28, 2022 (the “Original Form 8-K”). The purpose of this Amendment is to update the previous disclosure in this Introductory Note and to add the required disclosure under Items 2.01, 5.01, 5.02, 5.05, 5.06 and 9.01 of Form 8-K with respect to the closing of the Business Combination (as defined below) described in the Original Form 8-K and this Amendment.Terms used in this Amendment but not defined herein, or for which definitions are not otherwise incorporated by reference herein, shall have the meaning given to such terms in the Original Form 8-K or, if not defined in the Original Form 8-K, the Proxy Statement/Prospectus (as defined below) and such definitions are incorporated herein by reference.This Amendment incorporates by reference certain information from reports and other documents that were previously filed with the SEC, including certain information from the Proxy Statement/Prospectus. To the extent there is a conflict between the information contained in the Original Form 8-K or this Amendment and the information contained in such prior reports and documents and incorporated by reference herein, the information in the Original Form 8-K, as amended by this Amendment controls.
Entity Central Index Key	0001835512
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	150 Greenwich Street
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10006
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	LLAP
Security Exchange Name	NYSE
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of common stock, each at an exercise price of $11.50 per share
Trading Symbol	LLAP WS
Security Exchange Name	NYSE